Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 14—Commitments and Contingencies
Insurance Policies
Pursuant to the terms of our credit facility agreements and mortgage loan agreements (see Note 6), laws and regulations of the jurisdictions in which our properties are located, and general business practices, we are required to procure insurance on our properties. For the six months ended June 30, 2017 and 2016, no material uninsured losses have been incurred with respect to the properties.
Legal Matters
We are subject to various legal proceedings and claims that arise in the ordinary course of our business. We accrue a liability when we believe that it is both probable that a liability has been incurred and that we can reasonably estimate the amount of the loss. We do not believe that the final outcome of these proceedings or matters will have a material adverse effect on our condensed consolidated financial statements.

Commitments and Contingencies
Leasing Commitments
From time to time, the Manager enters into lease agreements with third parties for purposes of obtaining office and other administrative space. During the years ended December 31, 2016, 2015, and 2014, we incurred rent and other related occupancy expenses of $4,883, $4,510, and $5,334 respectively. Annual base rental commitments associated with these leases, excluding operating expense reimbursements, month-to-month lease payments and other related fees and expenses during the remaining lease terms are as follows:

Year	Payments
2017	$1,875
2018	1,316
2019	1,316
2020	1,316
2021	1,172
Thereafter	239
Total	$7,234

Insurance Policies
Pursuant to the terms of our credit facility agreements and mortgage loan agreements (see Note 6), laws and regulations of the jurisdictions in which our properties are located, and general business practices, we are required to procure insurance on our properties. For the years ended December 31, 2016, 2015, and 2014, no material uninsured losses have been incurred with respect to the properties.
Supplemental Bonus Plan
In October 2016, we established a supplemental bonus plan for certain key executives and employees (the “Supplemental Bonus Plan”). The payment of a bonus under the Supplemental Bonus Plan is triggered upon an initial public offering or exit event. The board of directors has the ability to determine whether the bonus will be paid in stock or cash. As an IPO was not considered probable of occurring, no amounts have been recorded in our combined and consolidated financial statements as of and for the year ended December 31, 2016 (see Note 14 for information about settlement of the Supplemental Bonus Plan).
Legal Matters
We are subject to various legal proceedings and claims that arise in the ordinary course of our business. We accrue a liability when we believe that it is both probable that a liability has been incurred and that we can reasonably estimate the amount of the loss. We do not believe that the final outcome of these proceedings or matters will have a material adverse effect on our combined and consolidated financial statements.